CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net loss	$ (40,123)	$ (25,516)
Adjustments to reconcile net loss to net cash used in operating activities
Gain on VericiDx deconsolidation	0	(46)
Depreciation and amortization	354	182
Share-based compensation	2,880	1,657
Realized gain on short-term investments	0	(18)
Equity in (net earnings) losses of affiliate	(11)	229
Fair value adjustment to VericiDx investment	4,596	(5,355)
Unrealized foreign exchange loss (gain) loss	(4,169)	5,546
Changes in operating assets and liabilities:
Accounts receivable	(415)	(68)
Prepaid expenses and other current assets	(2,915)	(1,951)
Receivable from affiliates	0	(143)
Accounts payable	673	240
Accounts payable - related party	646	0
Accrued expenses and other current liabilities	2,091	2,491
Accrued expenses—related party	4,893	287
Deferred revenue	(55)	0
Payable to affiliate - current	(163)	(890)
Other liabilities	(39)	53
Net cash used in operating activities	(31,757)	(23,302)
Cash flows from investing activities:
Purchases of property and equipment	(619)	(879)
Software development costs	(103)	(428)
Proceeds from short-term investments	0	1,000
Note receivable - related party	0	(167)
Decrease in cash (VericiDx deconsolidation)	0	(62)
Net cash used in investing activities	(722)	(536)
Cash flows from financing activities:
Gross proceeds from the issuance of ordinary shares, net of underwriting fees	0	79,182
Payment of offering costs	0	(2,305)
Proceeds from the issuance of ordinary shares under employee share purchase plan	120	111
Proceeds from exercise of stock options	197	0
Net cash provided by financing activities	317	76,988
Effect of exchange rate changes on cash	(605)	3,633
Net (decrease) increase in cash and cash equivalents	(32,767)	56,783
Cash and cash equivalents, beginning of period	65,128	13,293
Cash and cash equivalents, end of period	32,361	70,076
Supplemental noncash investing and financing activities:
Deemed distribution of VericiDx ordinary shares	0	75
Conversion of distribution of VericiDx note receivable into VericiDx ordinary shares	0	2,556
Software development costs in accounts payable and accrued expenses	0	195
Purchase of property and equipment in accounts payable and accrued expenses	$ 50	$ 31